Cover	Feb. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2025
Entity File Number	000-54819
Entity Registrant Name	NEWHYDROGEN, INC.
Entity Central Index Key	0001371128
Entity Tax Identification Number	20-4754291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	27936 Vista Canyon Blvd.
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Santa Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91387
City Area Code	(661)
Local Phone Number	251-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false